UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance-Atlanta Capital SMID-Cap Fund as of June 30, 2010 (Unaudited)

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2010, the value of the Fund’s investment in the Portfolio was $449,942,913 and the Fund owned 98.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

SMID-Cap Portfolio	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
Auto Components — 1.4%
BorgWarner, Inc.(1)	174,820	$6,527,779

		$6,527,779

Beverages — 1.2%
Constellation Brands, Inc., Class A(1)	363,870	$5,683,649

		$5,683,649

Capital Markets — 7.4%
Affiliated Managers Group, Inc.(1)	276,760	$16,818,705
Greenhill & Co., Inc.	92,830	5,674,698
SEI Investments Co.	557,080	11,342,149

		$33,835,552

Commercial Banks — 3.6%
City National Corp.	150,170	$7,693,209
Cullen/Frost Bankers, Inc.	88,900	4,569,460
Umpqua Holdings Corp.	382,000	4,385,360

		$16,648,029

Commercial Services & Supplies — 2.2%
Copart, Inc.(1)	129,770	$4,647,063
Stericycle, Inc.(1)	79,960	5,243,777

		$9,890,840

Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc.(1)	262,900	$9,580,076

		$9,580,076

Containers & Packaging — 2.0%
AptarGroup, Inc.	244,680	$9,253,798

		$9,253,798

Distributors — 2.6%
LKQ Corp.(1)	615,120	$11,859,514

		$11,859,514

Electrical Equipment — 2.6%
Acuity Brands, Inc.	109,540	$3,985,065
AMETEK, Inc.	198,020	7,950,503

		$11,935,568

Electronic Equipment, Instruments & Components — 3.5%
FLIR Systems, Inc.(1)	244,620	$7,115,996
National Instruments Corp.	146,420	4,653,227
Rofin-Sinar Technologies, Inc.(1)	213,290	4,440,698

		$16,209,921

Energy Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	104,200	$4,586,884
Oceaneering International, Inc.(1)	157,830	7,086,567

		$11,673,451

Health Care Equipment & Supplies — 4.8%
DENTSPLY International, Inc.	418,100	$12,505,371
Varian Medical Systems, Inc.(1)	178,490	9,331,457

		$21,836,828

Security	Shares	Value
Health Care Providers & Services — 3.8%
Henry Schein, Inc.(1)	229,920	$12,622,608
Universal Health Services, Inc., Class B	125,310	4,780,576

		$17,403,184

Household Products — 1.5%
Church & Dwight Co., Inc.	108,590	$6,809,679

		$6,809,679

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	216,000	$7,804,080

		$7,804,080

Insurance — 7.2%
HCC Insurance Holdings, Inc.	466,410	$11,548,312
Markel Corp.(1)	61,987	21,075,580

		$32,623,892

Life Sciences Tools & Services — 4.3%
Bio-Rad Laboratories, Inc., Class A(1)	119,480	$10,333,825
Mettler-Toledo International, Inc.(1)	82,420	9,200,545

		$19,534,370

Machinery — 4.4%
Graco, Inc.	235,300	$6,633,107
IDEX Corp.	348,910	9,968,359
Valmont Industries, Inc.	45,550	3,309,663

		$19,911,129

Marine — 2.4%
Kirby Corp.(1)	291,450	$11,147,962

		$11,147,962

Media — 5.2%
John Wiley & Sons, Inc., Class A	206,160	$7,972,207
Morningstar, Inc.(1)	365,380	15,535,958

		$23,508,165

Personal Products — 1.8%
Alberto-Culver Co.	303,200	$8,213,688

		$8,213,688

Professional Services — 2.4%
Equifax, Inc.	200,410	$5,623,505
IHS, Inc.(1)	87,600	5,117,592

		$10,741,097

Real Estate Management & Development — 3.0%
Forest City Enterprises, Inc., Class A(1)	1,217,928	$13,786,945

		$13,786,945

Road & Rail — 2.3%
Landstar System, Inc.	264,980	$10,331,570

		$10,331,570

Software — 10.8%
ANSYS, Inc.(1)	273,500	$11,095,895
Blackbaud, Inc.	706,490	15,380,287
FactSet Research Systems, Inc.	101,530	6,801,495
Fair Isaac Corp.	411,440	8,965,278
Jack Henry & Associates, Inc.	288,800	6,896,544

		$49,139,499

Security	Shares	Value
Specialty Retail — 8.7%
Aaron’s, Inc.	602,845	$10,290,564
CarMax, Inc.(1)	392,510	7,810,949
O’Reilly Automotive, Inc.(1)	354,330	16,851,935
Sally Beauty Holdings, Inc.(1)	591,680	4,851,776

		$39,805,224

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	94,170	$4,394,914

		$4,394,914

Total Common Stocks (identified cost $426,094,711)		$440,090,403

Total Investments — 96.5% (identified cost $426,094,711)		$440,090,403

Other Assets, Less Liabilities — 3.5%		$15,790,515

Net Assets — 100.0%		$455,880,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$428,552,778

Gross unrealized appreciation	$24,641,021
Gross unrealized depreciation	(13,103,396)

Net unrealized appreciation	$11,537,625

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$440,090,403	$—	$—	$440,090,403

Total Investments	$440,090,403	$—	$—	$440,090,403

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance-Atlanta Capital Focused Growth Fund as of June 30, 2010 (Unaudited)

Eaton Vance-Atlanta Capital Focused Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Focused Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2010, the value of the Fund’s investment in the Portfolio was $28,276,211 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Focused Growth Portfolio	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Air Freight & Logistics — 2.2%
Expeditors International of Washington, Inc.	18,000	$621,180

		$621,180

Biotechnology — 3.4%
Gilead Sciences, Inc.(1)	28,150	$964,982

		$964,982

Capital Markets — 4.7%
Charles Schwab Corp. (The)	47,400	$672,132
Franklin Resources, Inc.	7,600	655,044

		$1,327,176

Chemicals — 2.0%
Monsanto Co.	12,350	$570,817

		$570,817

Commercial Banks — 4.4%
Wells Fargo & Co.	48,100	$1,231,360

		$1,231,360

Communications Equipment — 8.7%
Cisco Systems, Inc.(1)	35,091	$747,789
QUALCOMM, Inc.	52,155	1,712,770

		$2,460,559

Computers & Peripherals — 15.7%
Apple, Inc.(1)	10,033	$2,523,600
Hewlett-Packard Co.	44,321	1,918,213

		$4,441,813

Electrical Equipment — 2.0%
Cooper Industries PLC, Class A	12,700	$558,800

		$558,800

Energy Equipment & Services — 4.7%
Schlumberger, Ltd.	24,248	$1,341,884

		$1,341,884

Food & Staples Retailing — 7.0%
CVS Caremark Corp.	67,958	$1,992,529

		$1,992,529

Health Care Equipment & Supplies — 1.8%
DENTSPLY International, Inc.	17,200	$514,452

		$514,452

Industrial Conglomerates — 2.1%
3M Co.	7,500	$592,425

		$592,425

Insurance — 2.0%
Aflac, Inc.	13,207	$563,543

		$563,543

1

Security	Shares	Value
Internet & Catalog Retail — 9.1%
Amazon.com, Inc.(1)	6,244	$682,220
Netflix, Inc.(1)	12,528	1,361,167
Priceline.com, Inc.(1)	2,950	520,793

		$2,564,180

Internet Software & Services — 5.3%
Google, Inc., Class A(1)	3,393	$1,509,715

		$1,509,715

IT Services — 5.3%
Cognizant Technology Solutions Corp., Class A(1)	10,100	$505,606
MasterCard, Inc., Class A	5,000	997,650

		$1,503,256

Media — 3.1%
Omnicom Group, Inc.	25,433	$872,352

		$872,352

Oil, Gas & Consumable Fuels — 3.7%
Suncor Energy, Inc.	35,300	$1,039,232

		$1,039,232

Pharmaceuticals — 6.2%
Teva Pharmaceutical Industries, Ltd. ADR	33,435	$1,738,286

		$1,738,286

Software — 3.6%
Activision Blizzard, Inc.	96,654	$1,013,900

		$1,013,900

Specialty Retail — 1.5%
Urban Outfitters, Inc.(1)	12,700	$436,753

		$436,753

Total Common Stocks (identified cost $28,965,487)		$27,859,194

Total Investments — 98.5% (identified cost $28,965,487)		$27,859,194

Other Assets, Less Liabilities — 1.5%		$417,109

Net Assets — 100.0%		$28,276,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

2

The Portfolio did not have any open financial instruments at June 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,027,101

Gross unrealized appreciation	$1,394,157
Gross unrealized depreciation	(2,562,064)

Net unrealized depreciation	$(1,167,907)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$27,859,194	$—	$—	$27,859,194

Total Investments	$27,859,194	$—	$—	$27,859,194

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 25, 2010